COVID-19 IMPACT ON THE FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unusual or Infrequent Item, or Both1 [Line Items]
Adjustments for lease discounts included in rental expenses	$ 512	$ 0	$ 0
COVID-19
Unusual or Infrequent Item, or Both1 [Line Items]
Adjustments for lease discounts included in rental expenses	$ 512